Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity	Jun. 10, 2021 shares
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	2,926,211
Class A Common Stock	53,234,572
Class V Common Stock	33,827,371
Class A [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	1,381,424
Class A Common Stock	12,612,470
Class V Common Stock	25,791,473
Class B [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	293,221
Class A Common Stock	9,564,150
Class V Common Stock
Class C [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	400,000
Class A Common Stock	11,520,101
Class V Common Stock
Class D [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	236,521
Class A Common Stock	1,568,565
Class V Common Stock	5,806,776
Class E [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	112,916
Class A Common Stock	1,309,971
Class V Common Stock	2,229,122
Class F [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	492,110
Class A Common Stock	16,380,782
Class V Common Stock
Class G [Member]
Stockholders' Equity (Details) - Schedule of post transaction stockholders’ equity [Line Items]
Outstanding	10,019
Class A Common Stock	278,533
Class V Common Stock